Provisions - Additional Information (Details) € in Thousands	12 Months Ended
Dec. 31, 2025 EUR (€)
Disclosure of other provisions [abstract]
Accrued related to employment and personnel matters	€ 2,100
Provision for workers compensation insurance	688
Accruals in connection with taxation related to personnel severance	€ 542